DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Description of Plan [Line Items]
EBP, Contribution
For employees hired before April 1, 2016, the employer’s matching contributions are generally as follows:

Employee Contribution	Employer Match
First 2% of eligible compensation	100%
Next 2% of eligible compensation	50%
Next 4% of eligible compensation	25%
Contributions over 8%	—
The amount is generally determined as a percentage of eligible compensation in accordance with the following table:

Participant’s Age as of December 31, 2016	Percentage of Compensation
Under 35	3%
35 – 49	4%
50 or older	5%
For most employees hired after April 1, 2016, and certain employees who did not previously participate in a Company sponsored pension plan or receive a RAC or a NEC, the employer’s matching contributions are generally as follows:

Employee Contribution	Employer Match
First 4% of eligible compensation	100%
For employees with less than 5 years of service:
Next 4% of eligible compensation	50%
Contributions over 8%	—
For employees with 5 or more years of service:
Next 6% of eligible compensation	50%
Contributions over 10%	—